Property, Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Total property, plant and equipment before accumulated depreciation	$ 29,977		$ 30,037
Less: Accumulated depreciation	16,591		16,172
Property, plant and equipment	13,385	[1],[2]	13,865	[1],[2]	$ 13,318
Land [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment before accumulated depreciation	500		540
Buildings [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment before accumulated depreciation	9,920		10,254
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment before accumulated depreciation	11,871		11,902
Furniture, fixtures and other [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment before accumulated depreciation	4,693		4,661
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment before accumulated depreciation	$ 2,992		2,680
Minimum [Member] | Buildings [Member]
Property, Plant and Equipment [Line Items]
Useful lives (years)	33 years
Minimum [Member] | Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Useful lives (years)	8 years
Minimum [Member] | Furniture, fixtures and other [Member]
Property, Plant and Equipment [Line Items]
Useful lives (years)	3 years
Maximum [Member] | Buildings [Member]
Property, Plant and Equipment [Line Items]
Useful lives (years)	50 years
Maximum [Member] | Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Useful lives (years)	20 years
Maximum [Member] | Furniture, fixtures and other [Member]
Property, Plant and Equipment [Line Items]
Useful lives (years)	12 years 6 months
Consumer Healthcare [Member] | Disposal Group, Held-for-sale, Not Discontinued Operations [Member]
Property, Plant and Equipment [Line Items]
Reclassification of PP&E to assets held for sale	$ 675		$ 0

[1]	Amounts may not add due to rounding.
[2]	The decrease in total property, plant and equipment is primarily due to depreciation, the reclassification of $675 million to Assets held for sale during the fourth quarter of 2018 (see Note 2C), reductions due to asset impairments largely associated with cost reduction initiatives not associated with acquisitions (see Note 3), and the impact of foreign exchange, partially offset by capital additions.